Insurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance
The Company insurance was as follows

Coverage

Specified risks – fire	2,185,827
Engineering risk	2,275,490
Guarantee insurance for escrow deposit and traditional guarantee (*)	600,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	149,630
Civil liability – operations	15,000
Other	29,038
Total	5,354,985

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 167.8 thousand in policies with guarantee insurance were issued.